Consolidating Guarantor and Non-Guarantor Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 22,094	$ 7,826	$ 24,536	$ 34,894
Accounts receivable - trade, net of allowance for doubtful accounts	1,026,764	755,558
Accounts receivable-affiliates	4,772	6,709
Inventories	551,303	544,045
Prepaid expenses and other current assets	128,742	99,794
Assets held for sale	517,604	619,420
Total current assets	2,251,279	2,033,352
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,518,607	1,529,443
GOODWILL	1,204,607	1,321,289	1,187,934
INTANGIBLE ASSETS, net of accumulated amortization	913,154	1,007,252
INVESTMENTS IN UNCONSOLIDATED ENTITIES	17,236	187,423
LOAN RECEIVABLE-AFFILIATE	1,200	3,200
OTHER NONCURRENT ASSETS	245,039	238,420
Total assets	6,151,122	6,320,379
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	852,839	650,469
Accounts payable-affiliates	1,254	7,918
Accrued expenses and other payables	223,504	198,456
Advance payments received from customers	8,374	10,592
Current maturities of long-term debt	646	25,859
Liabilities and redeemable noncontrolling interest held for sale	42,580	53,363
Total current liabilities and redeemable noncontrolling interest	1,129,197	946,657
LONG-TERM DEBT, net of debt issuance costs and current maturities	2,679,740	2,958,526
OTHER NONCURRENT LIABILITIES	173,514	184,504
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	82,576	63,890
EQUITY:
Partners' equity	2,004,407	2,141,884
Accumulated other comprehensive income (loss)	(1,815)	(1,828)
Noncontrolling interests	83,503	26,746
Total equity	2,086,095	2,166,802	1,694,065	2,693,432
Total liabilities and equity	6,151,122	6,320,379
Reportable Entity
CURRENT ASSETS:
Cash and cash equivalents			25,749
Reportable Entity | NGL Energy Partners LP (Parent)
CURRENT ASSETS:
Cash and cash equivalents	16,915	6,257	25,749	29,115
Total current assets	16,915	6,257
INTANGIBLE ASSETS, net of accumulated amortization	0	0
NET INTERCOMPANY RECEIVABLES (PAYABLES)	2,110,940	2,424,730
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,703,327	1,978,158
Total assets	3,831,182	4,409,145
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-affiliates	1	1
Accrued expenses and other payables	41,104	42,150
Current maturities of long-term debt	0	25,000
Total current liabilities and redeemable noncontrolling interest	41,105	67,151
LONG-TERM DEBT, net of debt issuance costs and current maturities	1,704,909	2,138,048
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	82,576	63,890
EQUITY:
Partners' equity	2,002,592	2,140,056
Total equity	2,002,592	2,140,056
Total liabilities and equity	3,831,182	4,409,145
Reportable Entity | Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	3,329	73	(1,701)	4,980
Accounts receivable - trade, net of allowance for doubtful accounts	1,021,616	752,734
Accounts receivable-affiliates	4,772	6,709
Inventories	550,978	544,045
Prepaid expenses and other current assets	128,311	99,416
Assets held for sale	490,800	592,080
Total current assets	2,199,806	1,995,057
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,371,495	1,477,804
GOODWILL	1,127,347	1,309,049
INTANGIBLE ASSETS, net of accumulated amortization	829,449	1,000,505
INVESTMENTS IN UNCONSOLIDATED ENTITIES	17,236	187,423
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(2,121,741)	(2,408,189)
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	244,109	47,598
LOAN RECEIVABLE-AFFILIATE	1,200	3,200
OTHER NONCURRENT ASSETS	245,039	238,252
Total assets	3,913,940	3,850,699
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	850,607	650,290
Accounts payable-affiliates	1,253	7,907
Accrued expenses and other payables	181,115	155,622
Advance payments received from customers	4,507	10,592
Current maturities of long-term debt	646	859
Liabilities and redeemable noncontrolling interest held for sale	30,066	46,966
Total current liabilities and redeemable noncontrolling interest	1,068,194	872,236
LONG-TERM DEBT, net of debt issuance costs and current maturities	974,831	820,478
OTHER NONCURRENT LIABILITIES	167,588	179,827
EQUITY:
Partners' equity	1,704,896	1,979,785
Accumulated other comprehensive income (loss)	(1,569)	(1,627)
Noncontrolling interests	0
Total equity	1,703,327	1,978,158
Total liabilities and equity	3,913,940	3,850,699
Reportable Entity | Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	1,850	1,496	$ 488	$ 799
Accounts receivable - trade, net of allowance for doubtful accounts	5,148	2,824
Accounts receivable-affiliates	0	0
Inventories	325	0
Prepaid expenses and other current assets	431	378
Assets held for sale	26,804	27,340
Total current assets	34,558	32,038
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	147,112	51,639
GOODWILL	77,260	12,240
INTANGIBLE ASSETS, net of accumulated amortization	83,705	6,747
INVESTMENTS IN UNCONSOLIDATED ENTITIES	0	0
NET INTERCOMPANY RECEIVABLES (PAYABLES)	10,801	(16,541)
OTHER NONCURRENT ASSETS	0	168
Total assets	353,436	86,291
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	2,232	179
Accounts payable-affiliates	0	10
Accrued expenses and other payables	1,285	684
Advance payments received from customers	3,867	0
Current maturities of long-term debt	0	0
Liabilities and redeemable noncontrolling interest held for sale	12,514	6,397
Total current liabilities and redeemable noncontrolling interest	19,898	7,270
LONG-TERM DEBT, net of debt issuance costs and current maturities	0	0
OTHER NONCURRENT LIABILITIES	5,926	4,677
EQUITY:
Partners' equity	327,858	74,545
Accumulated other comprehensive income (loss)	(246)	(201)
Total equity	327,612	74,344
Total liabilities and equity	353,436	86,291
Consolidating Adjustments
CURRENT ASSETS:
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	(1,947,436)	(2,025,756)
Total assets	(1,947,436)	(2,025,756)
EQUITY:
Partners' equity	(2,030,939)	(2,052,502)
Noncontrolling interests	83,503	26,746
Total equity	(1,947,436)	(2,025,756)
Total liabilities and equity	$ (1,947,436)	$ (2,025,756)